Private Placement (Details) - USD ($)		4 Months Ended
	Nov. 28, 2020	Dec. 31, 2020	Dec. 31, 2021	Nov. 27, 2020
Subsidiary, Sale of Stock [Line Items]
Warrant, proceeds		$ 8,900,000
Shares per warrant				1
Exercise price of warrant				$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrant			$ 11.50
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Securities called by warrant	8,900,000		8,900,000
Warrant, proceeds	$ 8,900,000
Shares per warrant			1
Exercise price of warrant			$ 1.00